GOING CONCERN (Details Textual) - USD ($)	Apr. 30, 2015	Jul. 31, 2014	Jul. 31, 2013
Schedule Of Collaborative Arrangements And Going Concern Transactions [Line Items]
Accumulated deficit	$ 1,553,110	$ 862,211	$ 181,017